Summary of Significant Accounting Policies (Details) - Schedule of class A common stock reflected in the condensed consolidated balance sheet as temporary equity - USD ($)	3 Months Ended			9 Months Ended	12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2021	Sep. 30, 2022	Dec. 31, 2021
Schedule Of Class ACommon Stock Reflected In The Condensed Consolidated Balance Sheet As Temporary Equity Abstract
Gross proceeds for the Initial Public Offering					$ 172,500,000
Less:
Proceeds allocated to the initial fair value of Public Warrants					(6,210,000)
Class A common stock issuance costs					(9,527,789)
Fair value of Founder Shares attributable to Anchor Investor allocated to redeemable Class A common stock, net of allocated transaction costs					(4,252,433)
Plus:
Remeasurement of carrying value to redemption value				$ 1,498,386	19,990,222
Class A common stock subject to possible redemption				105,509,695	172,500,000
Less:
Class A common stock redeemed, including Trust Account earnings of $32,631	$ (1,490,958)	$ (7,428)	$ (19,990,222)	$ (68,488,691)	$ (19,990,222)